Financing receivables - Changes in total allowance for CECL (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		¥ 2,544	¥ 2,416	¥ 4,056
Provision for credit losses, Allowances for current expected credit losses		104	164	30	[1]
Write-offs, Allowances for current expected credit losses				(1,908)
Other, Allowances for current expected credit losses	[2]	139	(36)	238
Ending balance, Allowances for current expected credit losses		2,787	2,544	2,416
Allowances against receivables other than loans [Roll Forward]
Opening balance, Allowances against receivables other than loans	[3]	14,376	15,631	1,776
Provision for credit losses, Allowances against receivables other than loans	[3]	192	(876)	13,608	[1]
Write-offs, Allowances against receivables other than loans	[3]
Other, Allowances against receivables other than loans	[2],[3]	1,026	(379)	247
Ending balance, Allowances against receivables other than loans	[3]	15,594	14,376	15,631
Total allowances for current expected credit losses [Roll Forward]
Opening balance, Total allowances for current expected credit losses		16,920	18,047	5,832
Provision for credit losses, Total allowances for current expected credit losses		296	(712)	13,638	[1]
Write-offs, Total allowances for current expected credit losses				(1,908)
Other, Total allowances for current expected credit losses	[2]	1,165	(415)	485
Ending balance, Total allowances for current expected credit losses		18,381	16,920	18,047
Loans at banks [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		885	785	1,126
Provision for credit losses, Allowances for current expected credit losses		(549)	100	(341)	[1]
Write-offs, Allowances for current expected credit losses
Other, Allowances for current expected credit losses	[2]
Ending balance, Allowances for current expected credit losses		336	885	785
Short-term secured margin loans [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses
Provision for credit losses, Allowances for current expected credit losses
Write-offs, Allowances for current expected credit losses
Other, Allowances for current expected credit losses	[2]
Ending balance, Allowances for current expected credit losses
Corporate loans [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		1,659	1,631	2,930
Provision for credit losses, Allowances for current expected credit losses		653	64	371	[1]
Write-offs, Allowances for current expected credit losses				(1,908)
Other, Allowances for current expected credit losses	[2]	139	(36)	238
Ending balance, Allowances for current expected credit losses		¥ 2,451	¥ 1,659	¥ 1,631

[1]	A provision for credit losses in connection with settlement failures with a broker counterparty was recognized during the year ended March 31, 2024.
[2]	Primarily includes recoveries and foreign exchange movements. The amounts of recoveries for the year ended March 31, 2024 and 2025 and 2026 were not significant.
[3]	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.